Trade and Other Payables Trade and Other Payables by Currency (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables by currency [Line Items]
Monetary trade and other payables	$ 1,635	$ 1,272
HK$
Trade and other payables by currency [Line Items]
Monetary trade and other payables	997	805
MOP
Trade and other payables by currency [Line Items]
Monetary trade and other payables	483	435
US$
Trade and other payables by currency [Line Items]
Monetary trade and other payables	145	30
Other currencies
Trade and other payables by currency [Line Items]
Monetary trade and other payables	$ 10	$ 2